Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Dec. 18, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab® Fixed-Income ETFs

Schwab Fundamental Index* ETFs

Schwab® U.S. REIT ETF

(each, a fund and collectively, the funds)

Supplement dated December 18, 2020 to the currently effective Statutory Prospectus and

Statement of Additional Information (SAI) for each fund.

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and SAI and should be read in conjunction with the Statutory Prospectus and SAI.

All changes outlined below are effective December 18, 2020 (all references to “funds” includes the singular “fund” where appropriate).

1.	Statutory Prospectus

a.	Under the “Fund Fees and Expenses” section of each fund: The paragraph is deleted in its entirety and replaced with the following:

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

b.	Under the sub-section titled “Example” in the “Fund Fees and Expenses” section of each fund: The fourth sentence is deleted in its entirety.

Schwab U.S. TIPS ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab® Fixed-Income ETFs

(each, a fund and collectively, the funds)

Supplement dated December 18, 2020 to the currently effective Statutory Prospectus and

Statement of Additional Information (SAI) for each fund.

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and SAI and should be read in conjunction with the Statutory Prospectus and SAI.

All changes outlined below are effective December 18, 2020 (all references to “funds” includes the singular “fund” where appropriate).

1.	Statutory Prospectus

a.	Under the “Fund Fees and Expenses” section of each fund: The paragraph is deleted in its entirety and replaced with the following:

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

b.	Under the sub-section titled “Example” in the “Fund Fees and Expenses” section of each fund: The fourth sentence is deleted in its entirety.

Schwab Short-Term U.S. Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab® Fixed-Income ETFs

(each, a fund and collectively, the funds)

Supplement dated December 18, 2020 to the currently effective Statutory Prospectus and

Statement of Additional Information (SAI) for each fund.

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and SAI and should be read in conjunction with the Statutory Prospectus and SAI.

All changes outlined below are effective December 18, 2020 (all references to “funds” includes the singular “fund” where appropriate).

1.	Statutory Prospectus

a.	Under the “Fund Fees and Expenses” section of each fund: The paragraph is deleted in its entirety and replaced with the following:

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

b.	Under the sub-section titled “Example” in the “Fund Fees and Expenses” section of each fund: The fourth sentence is deleted in its entirety.

Schwab Intermediate-Term U.S. Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab® Fixed-Income ETFs

(each, a fund and collectively, the funds)

Supplement dated December 18, 2020 to the currently effective Statutory Prospectus and

Statement of Additional Information (SAI) for each fund.

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and SAI and should be read in conjunction with the Statutory Prospectus and SAI.

All changes outlined below are effective December 18, 2020 (all references to “funds” includes the singular “fund” where appropriate).

1.	Statutory Prospectus

a.	Under the “Fund Fees and Expenses” section of each fund: The paragraph is deleted in its entirety and replaced with the following:

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

b.	Under the sub-section titled “Example” in the “Fund Fees and Expenses” section of each fund: The fourth sentence is deleted in its entirety.

Schwab U.S. REIT ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab® U.S. REIT ETF

(each, a fund and collectively, the funds)

Supplement dated December 18, 2020 to the currently effective Statutory Prospectus and

Statement of Additional Information (SAI) for each fund.

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and SAI and should be read in conjunction with the Statutory Prospectus and SAI.

All changes outlined below are effective December 18, 2020 (all references to “funds” includes the singular “fund” where appropriate).

1.	Statutory Prospectus

a.	Under the “Fund Fees and Expenses” section of each fund: The paragraph is deleted in its entirety and replaced with the following:

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

b.	Under the sub-section titled “Example” in the “Fund Fees and Expenses” section of each fund: The fourth sentence is deleted in its entirety.

Schwab U.S. Aggregate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab® Fixed-Income ETFs

(each, a fund and collectively, the funds)

Supplement dated December 18, 2020 to the currently effective Statutory Prospectus and

Statement of Additional Information (SAI) for each fund.

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and SAI and should be read in conjunction with the Statutory Prospectus and SAI.

All changes outlined below are effective December 18, 2020 (all references to “funds” includes the singular “fund” where appropriate).

1.	Statutory Prospectus

a.	Under the “Fund Fees and Expenses” section of each fund: The paragraph is deleted in its entirety and replaced with the following:

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

b.	Under the sub-section titled “Example” in the “Fund Fees and Expenses” section of each fund: The fourth sentence is deleted in its entirety.

Schwab Fundamental U.S. Broad Market Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab Fundamental Index* ETFs

(each, a fund and collectively, the funds)

Supplement dated December 18, 2020 to the currently effective Statutory Prospectus and

Statement of Additional Information (SAI) for each fund.

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and SAI and should be read in conjunction with the Statutory Prospectus and SAI.

All changes outlined below are effective December 18, 2020 (all references to “funds” includes the singular “fund” where appropriate).

1.	Statutory Prospectus

a.	Under the “Fund Fees and Expenses” section of each fund: The paragraph is deleted in its entirety and replaced with the following:

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

b.	Under the sub-section titled “Example” in the “Fund Fees and Expenses” section of each fund: The fourth sentence is deleted in its entirety.

Schwab Fundamental U.S. Large Company Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab Fundamental Index* ETFs

(each, a fund and collectively, the funds)

Supplement dated December 18, 2020 to the currently effective Statutory Prospectus and

Statement of Additional Information (SAI) for each fund.

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and SAI and should be read in conjunction with the Statutory Prospectus and SAI.

All changes outlined below are effective December 18, 2020 (all references to “funds” includes the singular “fund” where appropriate).

1.	Statutory Prospectus

a.	Under the “Fund Fees and Expenses” section of each fund: The paragraph is deleted in its entirety and replaced with the following:

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

b.	Under the sub-section titled “Example” in the “Fund Fees and Expenses” section of each fund: The fourth sentence is deleted in its entirety.

Schwab Fundamental U.S. Small Company Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab Fundamental Index* ETFs

(each, a fund and collectively, the funds)

Supplement dated December 18, 2020 to the currently effective Statutory Prospectus and

Statement of Additional Information (SAI) for each fund.

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and SAI and should be read in conjunction with the Statutory Prospectus and SAI.

All changes outlined below are effective December 18, 2020 (all references to “funds” includes the singular “fund” where appropriate).

1.	Statutory Prospectus

a.	Under the “Fund Fees and Expenses” section of each fund: The paragraph is deleted in its entirety and replaced with the following:

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

b.	Under the sub-section titled “Example” in the “Fund Fees and Expenses” section of each fund: The fourth sentence is deleted in its entirety.

Schwab Fundamental International Large Company Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab Fundamental Index* ETFs

(each, a fund and collectively, the funds)

Supplement dated December 18, 2020 to the currently effective Statutory Prospectus and

Statement of Additional Information (SAI) for each fund.

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and SAI and should be read in conjunction with the Statutory Prospectus and SAI.

All changes outlined below are effective December 18, 2020 (all references to “funds” includes the singular “fund” where appropriate).

1.	Statutory Prospectus

a.	Under the “Fund Fees and Expenses” section of each fund: The paragraph is deleted in its entirety and replaced with the following:

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

b.	Under the sub-section titled “Example” in the “Fund Fees and Expenses” section of each fund: The fourth sentence is deleted in its entirety.

Schwab Fundamental International Small Company Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab Fundamental Index* ETFs

(each, a fund and collectively, the funds)

Supplement dated December 18, 2020 to the currently effective Statutory Prospectus and

Statement of Additional Information (SAI) for each fund.

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and SAI and should be read in conjunction with the Statutory Prospectus and SAI.

All changes outlined below are effective December 18, 2020 (all references to “funds” includes the singular “fund” where appropriate).

1.	Statutory Prospectus

a.	Under the “Fund Fees and Expenses” section of each fund: The paragraph is deleted in its entirety and replaced with the following:

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

b.	Under the sub-section titled “Example” in the “Fund Fees and Expenses” section of each fund: The fourth sentence is deleted in its entirety.

Schwab Fundamental Emerging Markets Large Company Index ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab Fundamental Index* ETFs

(each, a fund and collectively, the funds)

Supplement dated December 18, 2020 to the currently effective Statutory Prospectus and

Statement of Additional Information (SAI) for each fund.

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and SAI and should be read in conjunction with the Statutory Prospectus and SAI.

All changes outlined below are effective December 18, 2020 (all references to “funds” includes the singular “fund” where appropriate).

1.	Statutory Prospectus

a.	Under the “Fund Fees and Expenses” section of each fund: The paragraph is deleted in its entirety and replaced with the following:

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

b.	Under the sub-section titled “Example” in the “Fund Fees and Expenses” section of each fund: The fourth sentence is deleted in its entirety.

Schwab 1-5 Year Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab® Fixed-Income ETFs

(each, a fund and collectively, the funds)

Supplement dated December 18, 2020 to the currently effective Statutory Prospectus and

Statement of Additional Information (SAI) for each fund.

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and SAI and should be read in conjunction with the Statutory Prospectus and SAI.

All changes outlined below are effective December 18, 2020 (all references to “funds” includes the singular “fund” where appropriate).

1.	Statutory Prospectus

a.	Under the “Fund Fees and Expenses” section of each fund: The paragraph is deleted in its entirety and replaced with the following:

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

b.	Under the sub-section titled “Example” in the “Fund Fees and Expenses” section of each fund: The fourth sentence is deleted in its entirety.

Schwab 5-10 Year Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab® Fixed-Income ETFs

(each, a fund and collectively, the funds)

Supplement dated December 18, 2020 to the currently effective Statutory Prospectus and

Statement of Additional Information (SAI) for each fund.

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and SAI and should be read in conjunction with the Statutory Prospectus and SAI.

All changes outlined below are effective December 18, 2020 (all references to “funds” includes the singular “fund” where appropriate).

1.	Statutory Prospectus

a.	Under the “Fund Fees and Expenses” section of each fund: The paragraph is deleted in its entirety and replaced with the following:

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

b.	Under the sub-section titled “Example” in the “Fund Fees and Expenses” section of each fund: The fourth sentence is deleted in its entirety.

Schwab Long-Term U.S. Treasury ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SCHWAB STRATEGIC TRUST

Schwab® Fixed-Income ETFs

(each, a fund and collectively, the funds)

Supplement dated December 18, 2020 to the currently effective Statutory Prospectus and

Statement of Additional Information (SAI) for each fund.

This supplement provides new and additional information beyond that contained in the Statutory Prospectus and SAI and should be read in conjunction with the Statutory Prospectus and SAI.

All changes outlined below are effective December 18, 2020 (all references to “funds” includes the singular “fund” where appropriate).

1.	Statutory Prospectus

a.	Under the “Fund Fees and Expenses” section of each fund: The paragraph is deleted in its entirety and replaced with the following:

This table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

b.	Under the sub-section titled “Example” in the “Fund Fees and Expenses” section of each fund: The fourth sentence is deleted in its entirety.